Related parties - Fixed and variable components of remuneration (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 1,579,000	€ 1,231,000		€ 1,176,000
Cost of pension	80,000	39,000		35,000
Other benefits	81,000	75,000		58,000
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	2,424,000	1,153,000		1,331,000
Share-based payments	1,403,000	€ 299,000		€ 597,000
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	5,754,000		£ 537		£ 407
Cost of pension	7,400		0		0
Other benefits	26,000		40		13
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	786,000		1,866		528
Share-based payments	€ 786,000		£ 118		£ 233